Corporate information (Details Narrative) R$ in Thousands, € in Millions			12 Months Ended
	Jul. 12, 2024 BRL (R$)	Jan. 24, 2024 BRL (R$)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Additional payment to share holders	R$ 107,627
Aggregate consideration				R$ 816,236	R$ 99,399
Effective income tax rate			15.00%
Total for all subsidiaries [member]
IfrsStatementLineItems [Line Items]
Aggregate consideration				R$ 567,196	R$ 67,381
CSLL [Member]
IfrsStatementLineItems [Line Items]
Annual revenues | €			€ 750
FIP Guanambi [Member]
IfrsStatementLineItems [Line Items]
Additional payment to share holders		R$ 49,600
UNIMA [Member]
IfrsStatementLineItems [Line Items]
Additional payment to share holders	R$ 107,627